Matthews Emerging Markets Small Companies Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.9%

	Shares	Value

INDIA: 24.0%
Shriram City Union Finance, Ltd.	975,026	$20,840,072
Bandhan Bank, Ltd.[b,c]	3,907,519	15,739,606
Phoenix Mills, Ltd.	1,052,735	15,215,652
Lemon Tree Hotels, Ltd.[b,c,d]	14,664,074	12,152,611
Finolex Cables, Ltd.	1,112,319	5,519,716
Ashok Leyland, Ltd.	3,350,560	5,146,815
Marico, Ltd.	617,676	4,094,772
GMR Infrastructure, Ltd.[d]	7,823,651	3,786,607
HEG, Ltd.	169,638	3,054,421
GMR Power & Urban Infra, Ltd. - Spun Off[d]	680,657	301,816

Total India		85,852,088

CHINA/HONG KONG: 22.5%
Silergy Corp.	166,000	19,463,635
Ginlong Technologies Co., Ltd. A Shares	308,137	10,107,937
Airtac International Group	285,431	9,176,856
Ginlong Technologies Co., Ltd. A Shares	229,494	7,514,024
SITC International Holdings Co., Ltd.	1,555,000	5,437,379
Flat Glass Group Co., Ltd. H Shares	1,229,000	4,692,182
Xtep International Holdings, Ltd.	2,315,500	3,460,236
Centre Testing International Group Co., Ltd. A Shares	1,120,674	3,458,702
Peijia Medical, Ltd.[b,c,d]	3,137,000	2,826,534
Morimatsu International Holdings Co., Ltd.[c,d]	2,341,000	2,528,073
Innovent Biologics, Inc.[b,c,d]	720,500	2,424,579
Full Truck Alliance Co., Ltd. ADR[d]	284,100	1,894,947
Centre Testing International Group Co., Ltd. A Shares	585,338	1,809,914
CIFI Ever Sunshine Services Group, Ltd.[c]	1,298,000	1,730,292
AK Medical Holdings, Ltd.[b,c]	2,688,000	1,587,547
OPT Machine Vision Tech Co., Ltd. A Shares	40,895	1,184,202
Medlive Technology Co., Ltd.[b,c,d]	805,500	803,938
Hua Hong Semiconductor, Ltd.[b,c,d]	112,000	467,682

Total China/Hong Kong		80,568,659

SOUTH KOREA: 9.4%
Ecopro BM Co., Ltd.	52,242	16,882,930
Hugel, Inc.[d]	88,838	10,127,734
Solus Advanced Materials Co., Ltd.	121,399	6,828,209

Total South Korea		33,838,873

VIETNAM: 8.8%
Mobile World Investment Corp.	2,016,007	12,841,189
Military Commercial Joint Stock Bank[d]	8,012,269	11,497,384
FPT Corp.	1,208,240	5,646,158
Nam Long Investment Corp.	698,232	1,715,274

Total Vietnam		31,700,005

TAIWAN: 8.2%
Formosa Sumco Technology Corp.	857,000	8,556,713
Andes Technology Corp.	568,000	7,885,392
Yageo Corp.	362,000	5,403,622
M31 Technology Corp.	407,000	4,779,374
Sporton International, Inc.	406,900	2,667,449

Total Taiwan		29,292,550

INDONESIA: 6.3%
PT Mitra Adiperkasa[d]	136,713,400	8,357,105

	Shares	Value
PT Bank Tabungan Negara Persero	66,124,500	$7,870,823
PT Summarecon Agung[d]	115,798,116	6,189,668

Total Indonesia		22,417,596

CHILE: 4.8%
Parque Arauco SAd	7,686,285	8,019,593
Lundin Mining Corp.	589,400	5,973,442
Banco de Credito e Inversiones SA	89,121	3,210,644

Total Chile		17,203,679

BRAZIL: 4.7%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,211,700	11,314,236
YDUQS Participacoes SA	1,224,100	5,383,824

Total Brazil		16,698,060

PHILIPPINES: 2.5%
Cebu Air, Inc.[d]	9,679,500	9,005,786

Total Philippines		9,005,786

UNITED STATES: 2.2%
Legend Biotech Corp. ADR[d]	215,659	7,837,048

Total United States		7,837,048

MEXICO: 2.1%
Banco del Bajio SAb,c	2,784,200	7,644,302

Total Mexico		7,644,302

UNITED ARAB EMIRATES: 1.8%
Network International Holdings PLC[b,c,d]	1,784,119	6,533,462

Total United Arab Emirates		6,533,462

BANGLADESH: 1.3%
BRAC Bank, Ltd.	8,219,714	4,737,835

Total Bangladesh		4,737,835

TURKEY: 0.3%
Ford Otomotiv Sanayi AS	55,765	1,135,311

Total Turkey		1,135,311

RUSSIA: 0.0%
TCS Group Holding PLC GDR[c,e]	62,962	100,519
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	63,968
HeadHunter Group PLC[e]	15,800	6,124

Total Russia		170,611

TOTAL COMMON EQUITIES		354,635,865
(Cost $304,895,670)

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Matthews Emerging Markets Small Companies Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES: 1.2%

	Shares	Value

BRAZIL: 1.2%
Banco Pan SA	1,894,000	$4,212,823

Total Brazil		4,212,823

TOTAL PREFERRED EQUITIES		4,212,823
(Cost $4,025,045)

TOTAL INVESTMENTS: 100.1%		358,848,688
(Cost $308,920,715)

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(517,557)

NET ASSETS: 100.0%		$358,331,131

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $50,180,261, which is 14.00% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $170,611 and 0.05% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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